EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Authorized, issued and outstanding (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Authorized shares	120,000,000,000	120,000,000,000
Subscribed fully paid shares	22,281,017,159	22,281,017,159
Total shares outstanding	22,281,017,159	22,281,017,159	22,281,017,159	22,281,017,159